SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 5,023,099	$ 5,255,810	$ 4,808,993
Cost of revenue	2,157,033	3,360,694	2,702,297
Gross profit	2,866,066	1,895,116	2,106,696
Operating expenses	1,429,346	1,376,456	1,283,560
Income (Loss) from operation	1,436,720	518,660	823,136
Depreciation and amortization	15,891	40,038	45,347
Capital expenditure	21,230	17,738	83,515
Total assets	12,773,914	6,853,140	5,967,605
Total liabilities	1,132,985	1,673,165	716,026
Tailored Job Readiness Services [Member]
Revenue	76,400
Cost of revenue	64,903
Gross profit	11,497
Operating expenses	21,740
Income (Loss) from operation	(10,243)
Depreciation and amortization	242
Capital expenditure	323
Total assets	194,288
Total liabilities	17,232
Joint Education Programs [Member]
Revenue	2,772,679	2,484,194	2,410,781
Cost of revenue	594,035	1,508,356	1,155,854
Gross profit	2,178,644	975,838	1,254,927
Operating expenses	788,978	700,850	661,642
Income (Loss) from operation	1,389,666	274,988	593,285
Total assets	7,051,018	3,239,183	2,991,601
Total liabilities	625,392	790,833	358,949
Capital expenditure	11,719	0	41,867
Depreciation and amortization	8,771	18,505	22,733
Textbook Sales [Member]
Revenue	48,976	13,150	29,717
Cost of revenue	9,333	11,499	19,687
Gross profit	39,643	1,651	10,030
Operating expenses	13,936	3,730	2,765
Income (Loss) from operation	25,707	(2,079)	7,265
Total assets	124,548	17,146	0
Total liabilities	11,047	4,186	0
Capital expenditure	207	304	0
Depreciation and amortization	155	64	0
Overseas Study Consulting [Member]
Revenue	129,485	525,878	547,521
Cost of revenue	85,733	264,695	64,321
Gross profit	43,752	261,183	483,200
Operating expenses	36,846	140,765	383,688
Income (Loss) from operation	6,906	120,418	99,512
Total assets	329,285	685,702	716,310
Total liabilities	29,206	167,411	85,947
Capital expenditure	547	760	10,024
Depreciation and amortization	410	4,404	5,443
Technological Consulting For Smart Campus Solutions [Member]
Revenue	1,995,559	2,232,588	1,820,974
Cost of revenue	1,403,029	1,576,144	1,462,435
Gross profit	592,530	656,444	358,539
Operating expenses	567,846	531,111	235,465
Income (Loss) from operation	24,684	125,333	123,074
Total assets	5,074,775	2,911,109	2,259,694
Total liabilities	450,108	710,735	271,130
Capital expenditure	8,434	16,674	31,624
Depreciation and amortization	$ 6,313	$ 17,065	$ 17,171